SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM BORROWINGS
Schedule of short-term borrowing from bank

			Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	Interest Rate	Due Date
December 10, 2021	Ambow Shida	Huaxia Bank	10,000	4.35%	December 10, 2022